COMMITMENTS AND CONTINGENT LIABILITIES (Guarantees) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
TAT Technologies Ltd [Member]
Guarantees:
Bank guarantee to secure liability to Israeli customs	$ 214
Limco Piedmont Inc [Member]
Guarantees:
Bank guarantee to secure liability to lessor	658
Turbochrome Ltd. [Member]
Guarantees:
Bank guarantee to secure liability to Israeli customs	$ 256